Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Location [Line Items]
Equity	$ 29,377	$ 28,073
Total capital	36,253	34,698
Subordinated debt
Entity Location [Line Items]
Borrowings	6,676	6,425
Innovative capital instruments
Entity Location [Line Items]
Borrowings	200	200
Shares
Entity Location [Line Items]
Equity	25,211	24,075
Participating policyholders
Entity Location [Line Items]
Equity	1,837	1,700	$ 1,368
Non-controlling interests’ equity
Entity Location [Line Items]
Equity	90	59	25
Preferred shares | Shares
Entity Location [Line Items]
Equity	$ 2,239	$ 2,239	$ 2,257